Schedule of Investments (unaudited) September 30, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Anchorage Capital CLO Ltd., Series 2013-1A, Class DR, (3-mo. CME Term SOFR + 7.06%), 12.36%, 10/13/30(a)(b)	USD	3,050	$2,855,526
Apidos CLO XV, Series 2013-15A, Class ERR, (3-mo. CME Term SOFR + 5.96%), 11.29%, 04/20/31(a)(b)		1,000	931,592
Apres Static CLO Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 4.51%), 9.82%, 10/15/28(a)(b)		500	501,059
Ares LI CLO Ltd., Series 2019-51A, Class ER, (3-mo. CME Term SOFR + 7.11%), 12.42%, 07/15/34(a)(b)		700	647,592
Ares LV CLO Ltd., Series 2020-55A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.72%, 07/15/34(a)(b)		1,000	958,881
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(a)		2,300	541,373
Bean Creek CLO Ltd., Series 2015-1A, Class ER, (3-mo. CME Term SOFR + 6.01%), 11.34%, 04/20/31(a)(b)		1,500	1,363,734
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.46%), 8.79%, 04/20/32(a)(b)		250	245,899
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 12.03%, 07/20/32(a)(b)		2,200	2,068,121
Cedar Funding IX CLO Ltd., Series 2018-9A, Class E, (3-mo. CME Term SOFR + 5.61%), 10.94%, 04/20/31(a)(b)		2,000	1,773,499
Cedar Funding XIV CLO Ltd.(a)(b)
Series 2021-14A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.82%, 07/15/33		1,000	951,481
Series 2021-14A, Class E, (3-mo. CME Term SOFR + 6.60%), 11.91%, 07/15/33		750	685,978
Series 2021-14A, Class SUB, 0.00%, 07/15/33		750	359,095
Deer Creek CLO Ltd., Series 2017-1A, Class E, (3-mo. CME Term SOFR + 6.61%), 11.94%, 10/20/30(a)(b)		1,000	974,927
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3-mo. CME Term SOFR + 7.06%), 12.39%, 04/20/34(a)(b)		250	246,732
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(b)	CAD	210	139,156
Generate CLO Ltd., Series 2A, Class ER, (3-mo. CME Term SOFR + 5.91%), 11.26%, 01/22/31(a)(b)	USD	500	456,607
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.21%), 8.52%, 10/15/30(a)(b)		550	541,259
GoldenTree Loan Management U.S. CLO Ltd., Series 2017-2A, Class E, (3-mo. CME Term SOFR + 4.96%), 10.29%, 11/28/30(a)(b)		1,500	1,372,831
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class ER2, (3-mo. CME Term SOFR + 5.92%), 11.29%, 10/29/29(a)(b)		500	491,508
JP Morgan Mortgage Acquisition Corp., Series 2006- FRE2, Class M2, (1-mo. Term SOFR + 0.65%), 5.97%, 02/25/36(a)		2,788	2,416,665
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(b)		315	274,882
Madison Park Funding XXX Ltd.
Series 2018-30A, Class E, (3-mo. CME Term SOFR + 5.21%), 10.52%, 04/15/29(a)(b)		1,250	1,160,510
Series 2018-30X, Class E, (3-mo. CME Term SOFR + 5.21%), 10.52%, 04/15/29		250	232,102
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		203	167,832

Security		Par (000)	Value

Asset-Backed Securities (continued)
OCP CLO Ltd.(a)(b)
Series 2013-4A, Class CRR, (3-mo. CME Term SOFR + 3.26%), 8.61%, 04/24/29	USD	600	$594,290
Series 2019-17A, Class ER, (3-mo. CME Term SOFR + 6.76%), 12.09%, 07/20/32		1,000	948,805
Palmer Square CLO Ltd.(a)(b)
Series 2015-2A, Class CR2, (3-mo. CME Term SOFR + 3.01%), 8.34%, 07/20/30		250	244,621
Series 2018-2A, Class D, (3-mo. CME Term SOFR + 5.86%), 11.17%, 07/16/31		1,500	1,411,012
Rad CLO Ltd., Series 2019-6A, Class E, (3-mo. CME Term SOFR + 7.79%), 13.12%, 01/20/33(a)(b)		500	478,341
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.00%, 11/20/30(b)		700	641,422
Rockford Tower CLO Ltd., Series 2017-3A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.24%, 10/20/30(a)(b)		970	940,220
Strata CLO I Ltd.(a)(b)
Series 2018-1A, Class E, (3-mo. CME Term SOFR + 7.34%), 12.65%, 01/15/31		500	490,103
Series 2018-1A, Class USUB, 0.00%, 01/15/2118		1,750	831,250
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3-mo. CME Term SOFR + 7.31%), 12.62%, 04/15/33(a)(b)		500	467,783
TICP CLO XII Ltd., Series 2018-12A, Class ER, (3-mo. CME Term SOFR + 6.51%), 11.82%, 07/15/34(a)(b)		725	684,719
Trestles CLO II Ltd., Series 2018-2A, Class D, (3-mo. CME Term SOFR + 6.01%), 11.36%, 07/25/31(a)(b)		1,000	892,853

Total Asset-Backed Securities — 17.0% (Cost: $35,380,564)			30,984,260

		Shares

Common Stocks

Hotel & Resort REITs — 0.0%
Service Properties Trust		4,000	30,760

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.(c)		3,435	159,212

Oil, Gas & Consumable Fuels — 0.6%
California Resources Corp.		19,725	1,104,797

Real Estate Management & Development — 0.0%
ADLER Group SA		3,319	1,676

Total Common Stocks — 0.7% (Cost: $513,148)			1,296,445

		Par (000)

Corporate Bonds

Aerospace & Defense — 0.4%
Embraer Netherlands Finance BV(b)
6.95%, 01/17/28	USD	291	290,805
7.00%, 07/28/30		320	316,504
Rolls-Royce PLC, 1.63%, 05/09/28(d)	EUR	100	89,866

			697,175

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobile Components — 0.5%
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 05/15/26(b)	USD	71	$69,470
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(d)	EUR	100	106,938
Forvia SE(d)
2.75%, 02/15/27		100	95,152
3.75%, 06/15/28		200	189,683
ZF Finance GmbH(d)
3.00%, 09/21/25		100	100,826
5.75%, 08/03/26		100	105,428
3.75%, 09/21/28		300	284,534

			952,031

Automobiles — 0.9%
Ford Motor Co., 6.10%, 08/19/32	USD	197	185,557
Ford Motor Credit Co. LLC
5.58%, 03/18/24		612	608,106
4.54%, 03/06/25	GBP	100	117,134
6.86%, 06/05/26		218	262,072
RCI Banque SA(d)
4.63%, 07/13/26	EUR	75	79,415
(5-year EUR Swap + 2.85%), 2.63%, 02/18/30(a)		400	396,452

			1,648,736

Banks — 1.2%
Banco BPM SpA, (5-year EUR Swap + 3.40%), 3.38%, 01/19/32(a)(d)		200	186,076
Banco do Brasil SA, 6.25%, 04/18/30(b)	USD	296	287,083
Banco Votorantim SA, 4.50%, 09/24/24(d)		207	201,753
Bangkok Bank PCL
5.30%, 09/21/28		270	265,288
5.50%, 09/21/33		270	260,520
(5-year CMT + 4.73%), 5.00%		200	187,646
Bank Leumi Le-Israel BM, (5-year CMT + 3.47%), 7.13%, 07/18/33(a)(b)(d)		204	199,436
Cooperatieve Rabobank UA, (3-mo. EURIBOR + 1.15%), 4.23%, 04/25/29(a)(d)	EUR	100	104,303
Freedom Mortgage Corp., 8.25%, 04/15/25(b)	USD	178	178,037
Intesa Sanpaolo SpA, 5.15%, 06/10/30(d)	GBP	250	255,150

			2,125,292

Beverages — 0.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(d)	EUR	200	174,975
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(d)
2.13%, 08/15/26		100	93,837
4.75%, 07/15/27	GBP	190	182,797
Crown European Holdings SA, 3.38%, 05/15/25(d)	EUR	100	103,089
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(b)	USD	160	154,357
OI European Group BV, 2.88%, 02/15/25(d)	EUR	260	267,106
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)	USD	446	415,865

			1,392,026

Building Materials — 0.2%
Cemex SAB de CV, 3.13%, 03/19/26(d)	EUR	300	305,034
Emerald Debt Merger Sub LLC, 6.38%, 12/15/30(d)		100	105,338
Standard Industries, Inc., 4.75%, 01/15/28(b)	USD	46	41,491

			451,863

Building Products — 0.1%
HT Troplast GmbH, 9.38%, 07/15/28	EUR	100	106,402

Security		Par (000)	Value

Capital Markets — 0.2%
SURA Asset Management SA, 4.88%, 04/17/24(d)	USD	417	$410,276

Chemicals — 2.2%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(d)	EUR	100	104,041
Braskem Idesa SAPI, 6.99%, 02/20/32(b)	USD	300	180,027
Braskem Netherlands Finance BV(b)
8.50%, 01/12/31		245	242,091
7.25%, 02/13/33		330	302,808
Chemours Co., 4.00%, 05/15/26	EUR	100	97,927
INEOS Finance PLC, 6.63%, 05/15/28(d)		100	103,544
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26(d)		100	96,059
Kronos International, Inc., 3.75%, 09/15/25(d)		100	95,074
MEGlobal BV
4.25%, 11/03/26(d)	USD	200	189,606
2.63%, 04/28/28(d)		223	192,322
2.63%, 04/28/28(b)		200	172,486
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		1,407	1,382,362
OCI NV, 3.63%, 10/15/25(d)	EUR	90	92,699
Olympus Water U.S. Holding Corp., 9.63%, 11/15/28(d)		100	105,455
Sasol Financing USA LLC
4.38%, 09/18/26	USD	200	176,666
6.50%, 09/27/28		200	178,154
8.75%, 05/03/29(b)		239	229,208
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(d)	EUR	100	107,669

			4,048,198

Commercial Services & Supplies — 0.3%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)	USD	210	189,786
DAE Funding LLC, 1.55%, 08/01/24(d)		212	202,545
Loxam SAS, 3.75%, 07/15/26(d)	EUR	200	197,613

			589,944

Construction Materials — 0.0%
OPENLANE, Inc., 5.13%, 06/01/25(b)	USD	97	93,844

Consumer Discretionary(d) — 0.3%
Carnival Corp., 7.63%, 03/01/26	EUR	100	103,773
Q-Park Holding I BV
1.50%, 03/01/25		100	102,289
(3-mo. EURIBOR + 2.00%), 5.80%, 03/01/26(a)		100	104,668
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		88	90,197
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25		100	101,978

			502,905

Consumer Finance(d) — 0.2%
Encore Capital Group, Inc., 4.88%, 10/15/25		200	205,671
Nexi SpA, 0.00%, 02/24/28(e)(f)		100	80,349

			286,020

Consumer Staples Distribution & Retail(d) — 0.3%
Bellis Acquisition Co. PLC
3.25%, 02/16/26	GBP	200	211,873
4.50%, 02/16/26		200	216,243
Picard Groupe SAS, 3.88%, 07/01/26	EUR	100	97,806
Premier Foods Finance PLC, 3.50%, 10/15/26	GBP	100	110,785

			636,707

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging — 0.2%
Ahlstrom-Munksjo Holding 3 Oy, 3.63%, 02/04/28(d)	EUR	100	$88,624
Suzano Austria GmbH, 3.13%, 01/15/32	USD	290	222,285

			310,909

Diversified Consumer Services(d) — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28	EUR	120	104,351
Cedacri Mergeco SpA, (3-mo. EURIBOR + 5.50%), 9.28%, 05/15/28(a)		100	104,800

			209,151

Diversified REITs — 0.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)	USD	87	73,598
Service Properties Trust
4.35%, 10/01/24		24	23,023
7.50%, 09/15/25		69	67,788
Trust Fibra Uno, 5.25%, 01/30/26(b)		230	219,576
XHR LP(b)
6.38%, 08/15/25		148	145,305
4.88%, 06/01/29		27	22,950

			552,240

Diversified Telecommunication Services — 0.9%
British Telecommunications PLC, (5-year UK Government Bond + 3.82%), 8.38%, 12/20/83	GBP	100	121,704
SoftBank Group Corp., 3.88%, 07/06/32(d)	EUR	100	80,606
Telecom Italia Capital SA, 6.38%, 11/15/33	USD	1,239	1,074,303
Telecom Italia SpA, 1.63%, 01/18/29(d)	EUR	176	145,366
Telecom Italia SpA/Milano, 6.88%, 02/15/28(d)		200	212,539

			1,634,518

Electric Utilities — 0.8%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(d)	USD	210	178,479
Comision Federal de Electricidad, 4.88%, 01/15/24		400	396,648
Diamond II Ltd., 7.95%, 07/28/26(b)		200	196,328
EDP - Energias de Portugal SA, (5-year EUR Swap + 1.84%), 1.70%, 07/20/80(a)(d)	EUR	400	389,597
Electricite de France SA, (12-year EUR Swap + 3.04%), 5.00%(a)(d)(g)		100	100,835
Engie Energia Chile SA, 3.40%, 01/28/30(d)	USD	242	199,367
Orano SA, 2.75%, 03/08/28(d)	EUR	100	96,583

			1,557,837

Electrical Equipment(d) — 0.0%
Pearl Holding II Ltd., (6.00% Cash or 8.00% PIK), 6.00%(g)(h)	USD	95	2,388
Pearl Holding III Ltd., 9.00%, 10/22/25		76	23,161

			25,549

Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc., 3.88%, 03/15/28(d)	EUR	200	196,268

Energy Equipment & Services — 0.0%
Vallourec SA, 8.50%, 06/30/26(d)		42	44,405

Environmental, Maintenance & Security Service — 0.0%
Covanta Holding Corp., 4.88%, 12/01/29(b)	USD	22	18,049

Financial Services — 1.5%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		428	415,875
Banco Santander SA, 3.75%, 01/16/26(d)	EUR	100	104,522
doValue SpA, 3.38%, 07/31/26(d)		259	235,492

Security		Par (000)	Value

Financial Services (continued)
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(d)	GBP	100	$91,924
Intrum AB, 4.88%, 08/15/25(d)	EUR	100	95,888
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(b)	USD	24	22,678
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26		179	157,644
3.63%, 03/01/29		541	447,264
3.88%, 03/01/31		122	97,279
Sun Country Airlines Holdings, Inc., 6.95%, 12/15/23(i)		372	371,056
UniCredit SpA(a)
(3-mo. EURIBOR + 1.60%), 4.45%, 02/16/29(d)	EUR	150	152,908
(5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34(b)	USD	200	188,406
United Wholesale Mortgage LLC, 5.75%, 06/15/27(b)		374	338,507

			2,719,443

Food Products — 0.2%
BRF SA, 4.88%, 01/24/30(d)		200	161,250
Minerva Luxembourg SA, 8.88%, 09/13/33		245	242,795

			404,045

Ground Transportation — 0.1%
Danaos Corp., 8.50%, 03/01/28(b)		100	101,122

Health Care Providers & Services — 1.5%
Medline Borrower LP, 3.88%, 04/01/29(b)		935	790,470
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25(d)	EUR	100	100,650
Select Medical Corp., 6.25%, 08/15/26(b)	USD	780	762,045
Tenet Healthcare Corp.
4.25%, 06/01/29		1,124	967,481
4.38%, 01/15/30		111	95,474

			2,716,120

Hotels, Restaurants & Leisure — 3.1%
Affinity Interactive, 6.88%, 12/15/27(b)		367	311,135
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		486	479,348
8.13%, 07/01/27		314	315,497
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		9	8,131
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, Series 2020, 5.50%, 05/01/25(b)		220	215,421
Cirsa Finance International SARL
4.75%, 05/22/25(d)	EUR	100	104,527
(3-mo. EURIBOR + 4.50%), 8.19%, 07/31/28		100	105,780
Dave & Buster’s, Inc., Series B, 7.63%, 11/01/25(b)	USD	35	34,984
Food Service Project SA, 5.50%, 01/21/27(d)	EUR	100	100,597
Full House Resorts, Inc., 8.25%, 02/15/28(b)	USD	29	25,375
Golden Entertainment, Inc., 7.63%, 04/15/26(b)		274	273,414
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)		361	313,148
IRB Holding Corp., 7.00%, 06/15/25(b)		151	151,039
Lottomatica SpA, (3-mo. EURIBOR + 4.13%), 7.93%, 06/01/28(a)(d)	EUR	109	116,133
MGM Resorts International
4.63%, 09/01/26	USD	355	331,564
5.50%, 04/15/27		355	331,211
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		218	185,599
Scientific Games International, Inc., 7.00%, 05/15/28(b)		464	456,070
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/25(b)		669	675,690
Stonegate Pub Co. Financing PLC, 8.00%, 07/13/25(d)	GBP	100	113,469
Studio City Finance Ltd., 5.00%, 01/15/29(b)	USD	200	149,796

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Travel & Leisure Co., 6.63%, 07/31/26(b)	USD	189	$183,897
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)
5.50%, 03/01/25		163	160,263
5.25%, 05/15/27		7	6,511
Wynn Macau Ltd., 5.50%, 01/15/26(d)		200	185,488
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)		482	421,329

			5,755,416

Household Durables — 3.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
Series B, 6.63%, 01/15/28		495	466,994
Series B, 4.63%, 08/01/29		66	55,695
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
6.25%, 09/15/27		541	487,073
5.00%, 06/15/29		27	22,223
Century Communities, Inc., 6.75%, 06/01/27		110	108,098
Forestar Group, Inc.(b)
3.85%, 05/15/26		560	508,308
5.00%, 03/01/28		669	600,591
M/I Homes, Inc., 4.95%, 02/01/28		510	459,635
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27		647	615,091
5.75%, 01/15/28		2,269	2,113,574
Tri Pointe Homes, Inc.
5.25%, 06/01/27		505	472,562
5.70%, 06/15/28		38	34,868

			5,944,712

Independent Power and Renewable Electricity Producers — 0.2%
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(d)		100	92,792
India Cleantech Energy, 4.70%, 08/10/26(b)		221	191,894

			284,686

Insurance(d) — 0.2%
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	220	248,290
Liberty Mutual Group, Inc., (5-year EUR Swap + 3.70%), 3.63%, 05/23/59(a)	EUR	200	200,912

			449,202

Interactive Media & Services(d) — 0.1%
iliad SA
5.38%, 06/14/27		100	102,744
5.63%, 02/15/30		100	100,703

			203,447

Internet Software & Services — 0.1%
Gen Digital, Inc., 6.75%, 09/30/27(b)	USD	120	117,644

IT Services(d) — 0.2%
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28	EUR	100	105,646
La Financiere Atalian SASU, 6.63%, 05/15/25	GBP	200	175,694

			281,340

Machinery(d) — 0.3%
Renk AG/Frankfurt am Main, 5.75%, 07/15/25	EUR	200	209,843
TK Elevator Midco GmbH
4.38%, 07/15/27		115	109,997
(3-mo. EURIBOR + 4.75%), 8.41%, 07/15/27(a)		173	182,566

			502,406

Security		Par (000)	Value

Media — 1.4%
Altice Financing SA, 2.25%, 01/15/25(d)	EUR	116	$120,458
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/27(b)	USD	738	655,338
CSC Holdings LLC, 5.38%, 02/01/28(b)		360	293,080
Global Switch Holdings Ltd., 2.25%, 05/31/27(d)	EUR	100	97,371
Lorca Telecom Bondco SA, 4.00%, 09/18/27(d)		150	147,174
Nexstar Media, Inc., 5.63%, 07/15/27(b)	USD	733	652,308
Pinewood Finance Co. Ltd., 3.25%, 09/30/25(d)	GBP	100	114,232
SES SA, (5-year EUR Swap + 5.40%), 5.63%(a)(d)(g)	EUR	100	104,980
Sirius XM Radio, Inc.(b)
5.00%, 08/01/27	USD	70	63,938
5.50%, 07/01/29		66	58,376
Summer BC Holdco B SARL, 5.75%, 10/31/26(d)	EUR	131	126,900
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(d)(h)		119	120,524
Tele Columbus AG, 3.88%, 05/02/25(d)		100	60,792

			2,615,471

Metals & Mining — 1.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD	471	378,382
Freeport Indonesia PT, 4.76%, 04/14/27(d)		344	326,336
Metinvest BV(d)
8.50%, 04/23/26		296	208,680
7.65%, 10/01/27		400	262,000
Periama Holdings LLC, 5.95%, 04/19/26(d)		200	189,252
POSCO, 5.63%, 01/17/26(b)		200	199,086
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(b)		320	235,130

			1,798,866

Multi-Utilities — 0.2%
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(b)		300	246,750
UGI International LLC, 2.50%, 12/01/29(d)	EUR	100	87,201

			333,951

Oil, Gas & Consumable Fuels — 6.1%
AI Candelaria Spain SA, 7.50%, 12/15/28(d)	USD	221	201,806
BP Capital Markets PLC, (5-year EUR Swap + 3.78%), 3.63%(a)(d)(g)	EUR	812	746,549
Buckeye Partners LP, 4.13%, 03/01/25(b)	USD	195	185,235
California Resources Corp., 7.13%, 02/01/26(b)		378	379,880
Cellnex Finance Co. SA(d)
1.00%, 09/15/27	EUR	100	91,557
2.00%, 02/15/33		100	81,431
Cellnex Telecom SA(d)
1.00%, 04/20/27		200	186,845
Series CLNX, 0.75%, 11/20/31(e)		200	162,172
Chesapeake Energy Corp., 5.50%, 02/01/26(b)	USD	110	106,440
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		54	53,133
Ecopetrol SA
4.13%, 01/16/25		440	423,817
8.88%, 01/13/33		395	384,819
EIG Pearl Holdings SARL, 3.55%, 08/31/36(b)		401	324,237
Empresa Nacional del Petroleo ENAP, Series 2020, 6.15%, 05/10/33(b)		200	191,022
Energean Israel Finance Ltd., 8.50%, 09/30/33		425	424,469
Geopark Ltd., 5.50%, 01/17/27(b)		205	174,763
Hammerhead Resources, Inc., Series AI, (12.00% PIK), 12.00%, 07/10/24(h)(i)		496	495,990
HTA Group Ltd., 7.00%, 12/18/25(b)		415	399,243
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28(d)	EUR	100	92,390

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Leviathan Bond Ltd., 6.75%, 06/30/30(b)(d)	USD	341	$313,573
MC Brazil Downstream Trading SARL
7.25%, 06/30/31(b)		305	231,549
7.25%, 06/30/31(d)		193	147,015
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(d)		200	198,234
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)		200	198,100
Permian Resources Operating LLC(b)
5.38%, 01/15/26		1,841	1,762,555
6.88%, 04/01/27		127	125,187
Petroleos Mexicanos
3.75%, 02/21/24(d)	EUR	190	197,738
4.25%, 01/15/25	USD	209	198,976
6.50%, 03/13/27		703	616,471
8.75%, 06/02/29		406	358,129
5.95%, 01/28/31		514	365,968
6.70%, 02/16/32		90	66,645
SM Energy Co., 6.75%, 09/15/26		341	334,732
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29		67	58,804
4.50%, 04/30/30		427	369,770
TotalEnergies SE(a)(d)(g)
(5-year EUR Swap + 2.15%), 2.63%	EUR	180	181,503
Series NC7, (5-year EUR Swap + 1.99%), 1.63%		400	352,808

			11,183,555

Passenger Airlines — 0.3%
Air France-KLM, 8.13%, 05/31/28(d)		100	110,069
Allegiant Travel Co., 7.25%, 08/15/27(b)	USD	56	52,710
Azul Investments LLP, 5.88%, 10/26/24(b)		223	207,948
Azul Secured Finance LLP, 11.93%, 08/28/28		200	198,176

			568,903

Personal Care Products — 0.1%
Coty, Inc., 3.88%, 04/15/26(d)	EUR	100	102,993

Pharmaceuticals — 0.6%
Cheplapharm Arzneimittel GmbH(d)
3.50%, 02/11/27		100	96,210
4.38%, 01/15/28		331	318,495
Gruenenthal GmbH, 3.63%, 11/15/26(d)		200	200,581
Rossini SARL(d)
6.75%, 10/30/25		100	105,672
(3-mo. EURIBOR + 3.88%), 7.59%, 10/30/25(a)		100	105,461
Teva Pharmaceutical Finance Netherlands II BV
7.38%, 09/15/29		101	108,540
4.38%, 05/09/30		100	90,216

			1,025,175

Real Estate Management & Development — 1.1%
Agps Bondco PLC, 5.50%, 11/13/26(c)(d)(j)		100	41,878
Fantasia Holdings Group Co. Ltd.(c)(j)
11.75%, 04/17/22(d)	USD	400	16,000
9.25%, 07/28/23		200	8,000
Five Point Operating Co. LP/Five Point Capital Corp., Series C, 7.88%, 11/15/25(b)		750	707,619
Heimstaden Bostad AB, (5-year EUR Swap + 3.15%), 2.63%(a)(d)(g)	EUR	100	45,726
Howard Hughes Corp., 5.38%, 08/01/28(b)	USD	981	864,330

Security		Par (000)		Value

Real Estate Management & Development (continued)
JGC Ventures Pte. Ltd.(h)
(3.00% PIK), 3.00%, 06/30/25	USD	11		$3,710
(3.00% PIK), 3.00%, 06/30/25		—	(k)	91
MAF Global Securities Ltd., (5-year CMT + 3.54%), 6.38%(a)(d)(g)		200		192,708
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24(d)		200		178,500

				2,058,562

Software — 0.4%
Boxer Parent Co., Inc., 6.50%, 10/02/25(d)	EUR	100		104,747
Cloud Software Group, Inc., 6.50%, 03/31/29(b)	USD	239		211,355
Playtika Holding Corp., 4.25%, 03/15/29(b)		436		364,060

				680,162

Specialty Retail — 0.1%
Goldstory SASU, 5.38%, 03/01/26(d)	EUR	254		260,386

Transportation Infrastructure — 0.5%
Aeropuertos Dominicanos Siglo XXI SA, Series E, 6.75%, 03/30/29(b)	USD	347		335,896
Azzurra Aeroporti SpA, 2.13%, 05/30/24(d)	EUR	303		312,958
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(d)(g)	USD	200		196,924

				845,778

Water Utilities — 0.3%
Veolia Environnement SA, (5-year EUR Swap + 2.84%), 2.50%(a)(d)(g)	EUR	700		606,805

Wireless Telecommunication Services — 1.8%
Altice France SA/France(d)
2.50%, 01/15/25		141		140,873
5.88%, 02/01/27		100		90,729
Kenbourne Invest SA, 6.88%, 11/26/24(b)	USD	249		207,417
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(b)		200		199,858
Millicom International Cellular SA, 4.50%, 04/27/31(b)		380		270,750
VICI Properties LP/VICI Note Co., Inc.(b)
5.63%, 05/01/24		1,895		1,883,007
4.63%, 06/15/25		123		118,780
Vmed O2 U.K. Financing I PLC(d)
3.25%, 01/31/31	EUR	133		114,986
4.50%, 07/15/31	GBP	300		285,973

				3,312,373

Total Corporate Bonds — 34.7% (Cost: $69,555,652)				63,362,908

Floating Rate Loan Interests(a)

Commercial Services & Supplies — 0.6%
Interface Security Systems LLC, Term Loan, (1-mo. CME Term SOFR + 7.00%, 1.00% PIK), 13.32%, 08/07/24(h)(i)	USD	1,295		1,074,933

Consumer Finance — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, (Defaulted), 0.00%, 02/17/24(c)(i)(j)		112		12,320

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services — 0.4%
Connect Finco SARL, 2021 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.82%, 12/11/26	USD	819	$801,586

Financial Services(i) — 2.3%
Caliber Home Loans, Inc., 2018 Revolver, (3-mo. LIBOR US + 3.25%), 8.92%, 07/24/25		2,519	2,523,906
Colorado Plaza, Term Loan, (1-mo. LIBOR US), 0.00%, 05/15/24(c)(j)		4,118	1,676,053

			4,199,959

Passenger Airlines — 0.0%
Kestrel Bidco, Inc., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.42%, 12/11/26		1	448

Real Estate Management & Development — 0.0%
Magnum Intermediate Holdings I LLC, 2nd Lien Term Loan, (Defaulted), 0.00%, 01/01/59(c)(i)(j)		17,000	2

Total Floating Rate Loan Interests — 3.3% (Cost: $14,601,225)			6,089,248

Foreign Agency Obligations

Bahrain — 0.2%
Bahrain Government International Bond, 7.00%, 01/26/26(d)		295	296,915

Colombia — 0.9%
Colombia Government International Bond
4.50%, 01/28/26		411	392,484
3.88%, 04/25/27		573	520,508
3.13%, 04/15/31		400	295,400
8.00%, 04/20/33		373	368,513

			1,576,905

Dominican Republic — 0.9%
Dominican Republic International Bond
6.88%, 01/29/26(d)		279	278,353
5.95%, 01/25/27(d)		379	366,281
4.50%, 01/30/30(b)		435	367,649
7.05%, 02/03/31(b)		150	144,685
4.88%, 09/23/32(b)		737	598,215

			1,755,183

Guatemala — 0.3%
Guatemala Government Bond
5.25%, 08/10/29(b)		200	184,012
3.70%, 10/07/33(d)		361	276,259
6.60%, 06/13/36		200	192,000

			652,271

Hungary — 0.3%
Hungary Government International Bond
5.38%, 03/25/24		56	55,860
5.25%, 06/16/29(b)		510	486,713

			542,573

Ivory Coast — 0.5%
Ivory Coast Government International Bond(d)
6.38%, 03/03/28		808	754,187
5.88%, 10/17/31	EUR	133	115,945

			870,132

Security		Par (000)	Value

Jordan — 0.1%
Jordan Government International Bond, 4.95%, 07/07/25(d)	USD	200	$192,914

Mexico — 0.2%
Mexico Government International Bond
6.35%, 02/09/35		200	195,278
6.34%, 05/04/53		200	181,500

			376,778

Morocco — 0.2%
Morocco Government International Bond(b)
2.38%, 12/15/27		217	185,889
5.95%, 03/08/28		205	201,632

			387,521

Nigeria — 0.2%
Nigeria Government International Bond, 8.38%, 03/24/29(b)		441	377,293

Oman — 0.1%
Oman Sovereign Sukuk Co., 4.40%, 06/01/24(d)		205	201,853

Panama — 0.3%
Panama Government International Bond
3.16%, 01/23/30		215	180,200
6.40%, 02/14/35		200	193,280
4.50%, 04/16/50		210	142,685

			516,165

Paraguay — 0.1%
Paraguay Government International Bond, 5.40%, 03/30/50(d)		200	157,280

Peru — 0.3%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(d)		361	350,109
Peruvian Government International Bond, 3.30%, 03/11/41		240	165,818

			515,927

Romania — 0.6%
Romanian Government International Bond
5.25%, 11/25/27(b)		202	196,154
2.50%, 02/08/30(d)	EUR	475	410,544
2.12%, 07/16/31(d)		499	390,126
4.00%, 02/14/51(d)	USD	230	145,845

			1,142,669

Saudi Arabia — 0.1%
Saudi Government International Bond, 3.75%, 01/21/55(d)		230	152,193

South Africa — 0.4%
Republic of South Africa Government International Bond
4.85%, 09/30/29		340	291,105
5.88%, 04/20/32		440	373,582

			664,687

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ukraine — 0.1%
Ukraine Government International Bond(c)(d)(j)
8.99%, 02/01/26	USD	243	$76,909
7.75%, 09/01/27		369	105,165

			182,074

Total Foreign Agency Obligations — 5.8% (Cost: $11,723,890)			10,561,333

		Shares

Investment Companies

Fixed Income Funds — 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF(l)		22,500	1,658,700

Total Investment Companies — 0.9% (Cost: $1,787,578)			1,658,700

		Par (000)

Municipal Bonds

Puerto Rico(a) — 0.2%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/51	USD	555	224,681
Series A-1, 0.00%, 11/01/43		50	26,011
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		235	82,076

			332,768

Total Municipal Bonds — 0.2% (Cost: $352,652)			332,768

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(a)(b) — 1.5%
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 5.23%, 12/26/37		957	788,475
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69		2,227	1,934,848

			2,723,323

Commercial Mortgage-Backed Securities — 6.2%
Ashford Hospitality Trust, Series 2018-ASHF, Class E, (1-mo. Term SOFR + 3.27%), 8.61%, 04/15/35(a)(b)		153	147,656
Benchmark Mortgage Trust, Series 2019-B9, Class XD, 2.16%, 03/15/52(a)(b)		11,550	970,033
BX Commercial Mortgage Trust, Series 2021-MFM1, Class G, (1-mo. Term SOFR + 4.01%), 9.35%, 01/15/34(a)(b)		185	175,261
CFK Trust, Series 2019-FAX, Class E, 4.79%, 01/15/39(a)(b)		2,000	1,629,174
Citigroup Commercial Mortgage Trust, Series 2019- PRM, Class F, 4.89%, 05/10/36(a)(b)		2,000	1,992,704
Cold Storage Trust, Series 2020-ICE5, Class F, (1-mo. Term SOFR + 3.61%), 8.94%, 11/15/37(a)(b)		266	261,189
Credit Suisse Mortgage Capital Certificates Trust(a)(b)
Series 2020-FACT, Class F, (1-mo. Term SOFR + 6.27%), 11.60%, 10/15/37		700	594,737
Series 2021-BHAR, Class E, (1-mo. Term SOFR + 3.61%), 8.95%, 11/15/38		250	244,981

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37(a)(b)	USD	369	$215,103
GS Mortgage Securities Corp. Trust, Series 2021-DM, Class F, (1-mo. Term SOFR + 3.55%), 8.88%, 11/15/36(a)(b)		110	104,989
HONO Mortgage Trust(a)(b)
Series 2021-LULU, Class E, (1-mo. Term SOFR + 3.46%), 8.80%, 10/15/36		200	181,926
Series 2021-LULU, Class F, (1-mo. Term SOFR + 4.51%), 9.85%, 10/15/36		110	99,381
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class F, (1-mo. Term SOFR + 3.54%), 8.87%, 04/15/37(a)(b)		244	211,341
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XD, 1.50%, 06/15/51(a)(b)		11,427	623,519
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 4.76%, 03/10/49(a)(b)		476	411,738
MED Trust, Series 2021-MDLN, Class G, (1-mo. Term SOFR + 5.36%), 10.70%, 11/15/38(a)(b)		174	164,589
MF1 Trust, Series 2021-W10, Class G, (1-mo. Term SOFR + 4.22%), 9.55%, 12/15/34(a)(b)		310	288,149
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		250	169,312
Morgan Stanley Capital I Trust(b)
Series 2018-MP, Class E, 4.42%, 07/11/40(a)		551	358,874
Series 2018-SUN, Class F, (1-mo. Term SOFR + 2.91%), 8.24%, 07/15/35(a)		1,360	1,308,643
Series 2019-H7, Class D, 3.00%, 07/15/52		1,250	749,574
One New York Plaza Trust, Series 2020-1NYP, Class D, (1-mo. Term SOFR + 2.86%), 8.20%, 01/15/36(a)(b)		100	76,000
Velocity Commercial Capital Loan Trust(b)
Series 2018-1, Class M5, 6.26%, 04/25/48		136	103,556
Series 2018-1, Class M6, 7.26%, 04/25/48		188	122,132
Wells Fargo Commercial Mortgage Trust, Series 2020- SDAL, Class E, (1-mo. Term SOFR + 2.85%), 8.19%, 02/15/37(a)(b)		100	91,806

			11,296,367

Total Non-Agency Mortgage-Backed Securities — 7.7% (Cost: $15,851,569)			14,019,690

Preferred Securities

Capital Trusts — 2.5%

Banks — 0.0%
HSBC Bank Capital Funding Sterling 1 LP, Series 1, 5.84%(a)(d)(g)	GBP	20	24,229

Diversified Telecommunication Services(a) — 0.9%
British Telecommunications PLC, 4.25%, 11/23/81(b)	USD	200	175,304
Koninklijke KPN NV, 2.00%(d)(g)	EUR	100	100,306
Telefonica Europe BV(d)(g)
4.38%		200	206,812
6.14%		100	101,509
2.38%		1,400	1,161,326

			1,745,257

Electric Utilities(a)(d)(g) — 0.4%
Electricite de France SA
3.38%		200	162,790
7.50%, 12/31/29		200	215,000

7

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Iberdrola International BV, Series NC9, 1.83%	EUR	300	$245,379
Naturgy Finance BV
2.37%		100	93,302
3.38%		100	103,521

			819,992

Media — 0.2%
SES SA, 2.88%(a)(d)(g)		350	323,613

Oil, Gas & Consumable Fuels(a)(d)(g) — 0.4%
Abertis Infraestructuras Finance BV, 3.25%		300	289,123
Eni SpA, Series NC-9, 2.75%		450	373,743

			662,866

Pharmaceuticals — 0.4%
Bayer AG
3.13%, 11/12/79(a)(d)		700	642,940
7.00%, 09/25/83		100	104,572

			747,512

Wireless Telecommunication Services(a)(d) — 0.2%
Vodafone Group PLC
2.63%, 08/27/80		218	209,772
4.20%, 10/03/78		100	97,267

			307,039

			4,630,508

Total Preferred Securities — 2.5% (Cost: $5,732,032)			4,630,508

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities — 0.2%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.71%, 10/25/27(a)(b)	USD	370	328,226

Mortgage-Backed Securities(m) — 4.3%
Uniform Mortgage-Backed Securities
4.50%, 10/13/52		2,305	2,116,150
3.00%, 10/12/53		1,048	866,337
3.50%, 10/12/53		5,774	4,964,988

			7,947,475

Total U.S. Government Sponsored Agency Securities — 4.5% (Cost: $8,522,340)			8,275,701

Total Long-Term Investments — 77.3% (Cost: $164,020,650)			141,211,561

Short-Term Securities

Commercial Paper — 0.4%
AT&T, Inc., 5.93%, 02/21/24(n)		590	576,436
Societe Generale SA, 5.70%, 03/06/24(n)		250	243,749

			820,185

Security		Shares	Value

Money Market Funds — 20.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(l)(o)		38,062,884	$38,062,884

		Par (000)

U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 5.42%, 11/14/23(n)	USD	318	315,992

Total Short-Term Securities — 21.4% (Cost: $39,200,017)			39,199,061

Total Investments — 98.7% (Cost: $203,220,667)			180,410,622
Other Assets Less Liabilities — 1.3%			2,318,521

Net Assets — 100.0%			$182,729,143

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Convertible security.
(f)	Zero-coupon bond.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Rounds to less than 1,000.
(l)	Affiliate of the Trust.
(m)	Represents or includes a TBA transaction.
(n)	Rates are discount rates or a range of discount rates as of period end.
(o)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust (MSO)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,842,853	$29,220,031	(a)	$—	$—	$—	$38,062,884	38,062,884	$634,944	$—
iShares iBoxx $ High Yield Corporate Bond ETF	1,656,675	—		—	—	2,025	1,658,700	22,500	66,375	—

					$—	$2,025	$39,721,584		$701,319	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Treasury Note	158	12/19/23	$ 17,066	$(326,337)
U.S. Long Bond	12	12/19/23	1,366	(73,241)
Ultra U.S. Treasury Bond	4	12/19/23	476	(40,743)
Long Gilt	8	12/27/23	919	(593)
2-Year U.S. Treasury Note	70	12/29/23	14,189	(40,999)
5-Year U.S. Treasury Note	43	12/29/23	4,529	(44,522)

				(526,435)

Short Contracts
Euro BOBL	4	12/07/23	490	5,833
Euro Bund	3	12/07/23	408	11,891
10-Year U.S. Ultra Long Treasury Note	230	12/19/23	25,652	823,181

				840,905

				$314,470

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	201,025	EUR	186,415	BNP Paribas SA	12/14/23	$3,293
USD	1,949	EUR	1,809	JPMorgan Chase Bank N.A.	12/14/23	30
USD	124,631	EUR	115,682	JPMorgan Chase Bank N.A.	12/14/23	1,925
USD	389,325	EUR	361,372	JPMorgan Chase Bank N.A.	12/14/23	6,015
USD	362,889	BRL	1,812,469	Bank of America N.A.	12/20/23	5,774
USD	125,439	CAD	169,000	HSBC Bank PLC	12/20/23	860
USD	298,121	CNH	2,159,632	The Bank of New York Mellon	12/20/23	1,302
USD	592,257	EUR	549,000	Standard Chartered Bank	12/20/23	9,699
USD	17,966,856	EUR	16,771,000	UBS AG	12/20/23	170,708
USD	2,635,919	GBP	2,130,000	Morgan Stanley & Co. International PLC	12/20/23	35,693
USD	324,759	MXN	5,671,776	The Bank of New York Mellon	12/20/23	3,545

						238,844

BRL	2,867,122	USD	576,816	Morgan Stanley & Co. International PLC	12/20/23	(11,901)
MXN	3,351,190	USD	192,677	Morgan Stanley & Co. International PLC	12/20/23	(2,887)
USD	5,114,509	AUD	7,934,000	HSBC Bank PLC	12/20/23	(365)
ZAR	2,086,287	USD	109,645	State Street Bank and Trust Co.	12/20/23	(213)

						(15,366)

						$223,478

9

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust (MSO)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V11	5.00%	Quarterly	06/20/25	C+		USD 3,420		$93,365	$(6,008)	$99,373
CDX.NA.HY.41.V1	5.00	Quarterly	12/20/28	B		USD 9,022		88,578	76,281	12,297

								$181,943	$70,273	$111,670

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency						Value
4.18%	Annual	1-Day SOFR, 5.31%	Annual	N/A		06/21/24	USD	4,685	$59,432	$(4,441)	$63,873
28-Day MXIBTIIE, 11.50%	Monthly	9.80%	Monthly	N/A		02/04/25	MXN	2,271	(2,215)	1	(2,216)
28-Day MXIBTIIE, 11.50%	Monthly	9.90%	Monthly	N/A		02/05/25	MXN	8,533	(7,666)	2	(7,668)
28-Day MXIBTIIE, 11.50%	Monthly	9.92%	Monthly	N/A		02/05/25	MXN	4,111	(3,632)	1	(3,633)
1-Day SOFR, 5.31%	Annual	3.71%	Annual	N/A		01/10/27	USD	7,146	(259,130)	45,704	(304,834)
1-Day SOFR, 5.31%	Annual	1.56%	Annual	N/A		03/07/27	USD	8,805	(1,014,197)	56	(1,014,253)
1-Day SOFR, 5.31%	Annual	3.47%	Annual	03/10/25	(a)	03/10/27	USD	1,097	(10,808)	5	(10,813)
3.50%	Annual	1-Day SOFR, 5.31%	Annual	N/A		05/28/31	USD	200	11,501	(3,245)	14,746
1-Day SOFR, 5.31%	Annual	3.14%	Annual	05/12/28	(a)	05/12/33	USD	1,560	(57,170)	15	(57,185)
3.22%	Annual	1-Day SOFR, 5.31%	Annual	N/A		05/28/51	USD	89	12,871	(4,586)	17,457

									$(1,271,014)	$33,512	$(1,304,526)

(a)	Forward Swap.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	Credit Suisse International	06/20/27	N/R		EUR	6	$758	$150	$608
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R		EUR	6	762	164	598
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R		EUR	5	716	154	562
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R		EUR	3	340	74	266
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A. Morgan Stanley & Co.	06/20/27	N/R		EUR	156	20,094	12,902	7,192
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R		USD	451	(97,265)	(31,237)	(66,028)
CMBX.NA.15	3.00	Monthly	Goldman Sachs International Morgan Stanley & Co.	11/15/64	N/R		USD	3,523	(839,013)	(748,987)	(90,026)
CMBX.NA.15	3.00	Monthly	International PLC Morgan Stanley & Co.	11/15/64	N/R		USD	3,522	(838,823)	(679,751)	(159,072)
CMBX.NA.15	3.00	Monthly	International PLC	11/18/64	N/R		USD	4,000	(952,667)	(742,921)	(209,746)

									$(2,705,098)	$(2,189,452)	$(515,646)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust (MSO)

OTC Total Return Swaps

Paid by the Trust		Received by the Trust								Upfront Premium	Unrealized
					Effective	Termination	Notional			Paid	Appreciation
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
1-Day SOFR minus 1.05%, 5.31%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	JPMorgan Chase Bank N.A.	N/A	12/15/23	USD	328	$(4,554)	$—	$(4,554)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$30,984,260	$—	$30,984,260
Common Stocks
Hotel & Resort REITs	30,760	—	—	30,760
Hotels, Restaurants & Leisure	159,212	—	—	159,212
Oil, Gas & Consumable Fuels	1,104,797	—	—	1,104,797
Real Estate Management & Development	—	1,676	—	1,676
Corporate Bonds
Aerospace & Defense	—	697,175	—	697,175
Automobile Components	—	952,031	—	952,031
Automobiles	—	1,648,736	—	1,648,736
Banks	—	2,125,292	—	2,125,292
Beverages	—	1,392,026	—	1,392,026
Building Materials	—	451,863	—	451,863
Building Products	—	106,402	—	106,402
Capital Markets	—	410,276	—	410,276
Chemicals	—	4,048,198	—	4,048,198
Commercial Services & Supplies	—	589,944	—	589,944
Construction Materials	—	93,844	—	93,844
Consumer Discretionary	—	502,905	—	502,905
Consumer Finance	80,349	205,671	—	286,020
Consumer Staples Distribution & Retail	—	636,707	—	636,707
Containers & Packaging	—	310,909	—	310,909
Diversified Consumer Services	—	209,151	—	209,151
Diversified REITs	—	552,240	—	552,240
Diversified Telecommunication Services	—	1,634,518	—	1,634,518

11

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Electric Utilities	$—	$1,557,837	$—	$1,557,837
Electrical Equipment	—	25,549	—	25,549
Electronic Equipment, Instruments & Components	—	196,268	—	196,268
Energy Equipment & Services	—	44,405	—	44,405
Environmental, Maintenance & Security Service	—	18,049	—	18,049
Financial Services	—	2,348,387	371,056	2,719,443
Food Products	—	404,045	—	404,045
Ground Transportation	—	101,122	—	101,122
Health Care Providers & Services	—	2,716,120	—	2,716,120
Hotels, Restaurants & Leisure	—	5,755,416	—	5,755,416
Household Durables	—	5,944,712	—	5,944,712
Independent Power and Renewable Electricity Producers	—	284,686	—	284,686
Insurance	—	449,202	—	449,202
Interactive Media & Services	—	203,447	—	203,447
Internet Software & Services	—	117,644	—	117,644
IT Services	—	281,340	—	281,340
Machinery	—	502,406	—	502,406
Media	—	2,615,471	—	2,615,471
Metals & Mining	—	1,798,866	—	1,798,866
Multi-Utilities	—	333,951	—	333,951
Oil, Gas & Consumable Fuels	162,172	10,525,393	495,990	11,183,555
Passenger Airlines	—	568,903	—	568,903
Personal Care Products	—	102,993	—	102,993
Pharmaceuticals	—	1,025,175	—	1,025,175
Real Estate Management & Development	—	2,058,562	—	2,058,562
Software	—	680,162	—	680,162
Specialty Retail	—	260,386	—	260,386
Transportation Infrastructure	—	845,778	—	845,778
Water Utilities	—	606,805	—	606,805
Wireless Telecommunication Services	—	3,312,373	—	3,312,373
Floating Rate Loan Interests	—	802,034	5,287,214	6,089,248
Foreign Agency Obligations	—	10,561,333	—	10,561,333
Investment Companies	1,658,700	—	—	1,658,700
Municipal Bonds	—	332,768	—	332,768
Non-Agency Mortgage-Backed Securities	—	14,019,690	—	14,019,690
Preferred Securities
Capital Trusts	—	4,630,508	—	4,630,508
U.S. Government Sponsored Agency Securities	—	8,275,701	—	8,275,701
Short-Term Securities
Commercial Paper	—	820,185	—	820,185
Money Market Funds	38,062,884	—	—	38,062,884
U.S. Treasury Obligations	—	315,992	—	315,992

	$41,258,874	$132,997,488	$6,154,260	$180,410,622

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$120,896	$—	$120,896
Foreign Currency Exchange Contracts	—	238,844	—	238,844
Interest Rate Contracts	840,905	96,076	—	936,981
Liabilities
Credit Contracts	—	(524,872)	—	(524,872)
Equity Contracts	—	(4,554)	—	(4,554)
Foreign Currency Exchange Contracts	—	(15,366)	—	(15,366)
Interest Rate Contracts	(526,435)	(1,400,602)	—	(1,927,037)

	$314,470	$(1,489,578)	$—	$(1,175,108)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust (MSO)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Total

Assets
Opening balance, as of December 31, 2022	$1,003,006	$2,503,178	$14,067,820	$17,574,004
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(191,535)	—	—	(191,535)
Other(a)	(811,471)	3,687,893	(2,876,422)	—
Accrued discounts/premiums	—	—	5,163	5,163
Net realized gain (loss)	—	(641,826)	421	(641,405)
Net change in unrealized appreciation (depreciation)(b)	—	454,076	97,553	551,629
Purchases	—	54,560	160,793	215,353
Sales	—	(5,190,835)	(6,168,114)	(11,358,949)

Closing balance, as of September 30, 2023	$—	$867,046	$5,287,214	$6,154,260

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(b)	$—	$9,688	$97,936	$107,624

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities, Corporate Bonds and Floating Rate Loan Interests.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $12,322. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Corporate Bonds	$867,046	Income	Discount Rate	9% - 12%		11%

Floating Rate Loan Interests(b)	5,274,892	Income	Discount Rate	3% - 4%		3%
			Estimated Recovery Value	41%		—
		Market	EBITDA Multiple	15.25x		—

	$6,141,938

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

(b)

For the period end September 30, 2023, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $1,074,933 changed to a Market approach. The investments were previously valued utilizing a discounted Cash Flow approach. The change was due to consideration of the information that was available at the time the investments were valued.

13

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Multi-Sector Opportunities Trust (MSO)

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNH	Chinese Yuan

EUR	Euro

GBP	British Pound

MXN	Mexican Peso

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

PCL	Public Company Limited

PIK	Payment-in-Kind

RB	Revenue Bond

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	14